Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (548,878)	$ (577,417)	$ (467,734)